Note 11 - Derivatives and Fair Value Disclosures (Detail) - Effect of Derivative Instruments on the Statements of Income (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total loss on derivatives	$ (1,086,258)	$ (2,931,404)	$ (6,071,638)
Other Comprehensive Income (Loss) [Member] | Interest Rate Swap [Member]
Interest Rate Swap — Reclassification from OCI	54,340	(527,627)	(481,515)
Interest Rate Swap — Change in Fair Value	3,452,556	2,200,415	(1,274,421)
Interest Rate Swap — Realized loss	(4,593,154)	(5,497,478)	(6,087,631)
Other Comprehensive Income (Loss) [Member] | Foreign Exchange Future [Member]
Foreign Currency Contract — Change in Fair Value		(5,407,633)	1,771,929
Foreign Currency Contract — Realized gain		$ 6,300,919